Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Significant Accounting Policies
Schedule of fair value of assets

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2018 and December 31, 2017.

Description	September 30, 2018	Level 1	Level 2	Level 3
Investments and cash held in Trust Account	$316,284,206	$316,284,206	$—	$—
Total	$316,284,206	$316,284,206	$—	$—

Description	December 31, 2017	Level 1	Level 2	Level 3
Investments and cash held in Trust Account	$312,497,921	$312,497,921	$—	$—
Total	$312,497,921	$312,497,921	$—	$—

Description	December 31, 2017	Level 1	Level 2	Level 3
Investments and cash held in Trust Account	$312,497,921	$312,497,921	$—	$—
Total	$312,497,921	$312,497,921	$—	$—

Schedule on net income (loss) per share

	Three Months	Three Months	Nine Months	Nine Months
	Ended	Ended	Ended	Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017

Net income/(loss)	$4,936,409	$(2,117,003)	$5,157,743	$(1,595,806)
Less: Income attributable to ordinary shares subject to redemption	(1,379,784)	(693,179)	(3,569,454)	(1,598,724)
Adjusted net income/(loss)	$3,556,625	$(2,810,182)	$1,588,289	$(3,194,530)

Weighted average shares outstanding, basic and diluted	9,850,644	9,281,595	9,776,196	9,260,366

Basic and diluted net income/(loss) per ordinary share	$0.36	$(0.30)	$0.16	$(0.34)

	Twelve Months	Twelve Months	December 4, 2015
	Ended	Ended	(Inception) Through
	December 31, 2017	December 31, 2016	December 31, 2015

Net loss	$(2,093,913)	$(208,698)	$(25,162)
Less: Income attributable to ordinary shares subject to redemption	(2,342,175)	—	—
Adjusted net loss	$(4,436,088)	$(208,698)	$(25,162)

Weighted average shares outstanding, basic and diluted	9,334,687	7,919,906	7,500,000

Basic and diluted net loss per ordinary share	$(0.48)	$(0.03)	$(0.00)